Selling Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Selling Expenses [Line Items]
Transportation services	$ 14,138	$ 12,242	$ 14,585
Canons and tributes	2,820	2,118	2,631
Shipping services and expenses	2,252	2,519	5,637
Personnel expenses	595	520	637
Other	1,022	1,134	823
Total	20,827	18,533	24,313
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Selling Expenses [Line Items]
Other	1,216	510	3
Selling Expense	1,149	1,412	1,719
Total	2,365	1,922	1,722
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Other	2,442	1,485	3,072
Copper concentrate freight	100,475	89,241	98,933
Commissions	5,009	4,935	5,588
Cathode freight	1,960	2,019	1,890
Total	$ 109,886	$ 97,680	$ 109,483